Shareholder Report, Line Graph (Details) 194127_REX LLY Growth - Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
REX LLY Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		REX LLY Growth & Income ETF (At NAV)
Accumulated Value	$ 10,000	$ 12,017
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,013